IQ Innovation Leaders ETF
IQ Innovation Leaders ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Innovation Leaders Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Innovation Leaders ETF
Management Fee		0.49%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.49%
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
IQ Innovation Leaders ETF	50	157

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development HoldCo LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund's investment advisor (the “Advisor”). The Underlying Index is a rules-based index intended to give investors exposure to highly innovative United States (“U.S.”) companies, as measured by several innovation-related factors.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the “Underlying Index Components”).

After establishing the eligible universe of companies, the Underlying Index selects for inclusion and weights the top 100 companies based on the following innovation-related factors:

•	Sales growth;
•	Research and development expense / total assets;
•	Retained earnings / sales;
•	Capital expenditures / total assets; and
•	Intangible assets / total assets.

The factors above were chosen to isolate companies that have historically achieved high levels of sales growth and are significantly re-investing in their own businesses, through technology and other intangible and tangible assets, to drive future sales and earnings growth.

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each annual rebalance date:

•	Issuer must be domiciled in the U.S.;
•	Issuer's shares must have their primary stock exchange listing in the U.S.;
•	Issuer must have a minimum average market capitalization of $300 million for the 60 days prior to and as of the annual rebalance date;
•	Issuer's shares must have minimum average daily trading volume of at least $1 million for the prior 90 days; and
•	Issuer's shares must have minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) that meet all of the eligibility criteria may be added to the Underlying Index on an annual basis, provided that the companies' securities have been trading for at least six months.

The Underlying Index Components are selected annually in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced annually in connection with the rebalance of the Underlying Index.

As of June 30, 2014, the market capitalizations of the Underlying Index Components ranged from approximately $200 million to approximately $173 billion.

For additional information about the Fund's principal investment strategies, see “Description of the Principal Strategies of the Funds.”

Principal Risks
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Concentration Risk

To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk

Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Innovative Company Risk

The Fund invests in the securities of highly innovative companies, which issuers tend to be high growth and generally may be more volatile than other types of investments.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid Capitalization Companies Risk

The Fund invests in the securities of mid capitalization companies, the value of which may be more volatile than those of larger companies.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund's NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.